UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
(Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, Florida 33331
 (Address of principal executive offices)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2012

Date of reporting period: August 31, 2011

Item 1.	Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2011 (unaudited)

Principal
Amount	Value
CORPORATE BONDS - 0.59%
Salvation Army
5.44%, 09/01/2015	$370,000	$414,607
5.50%, 09/01/2018	1,375,000	1,543,658
5.64%, 09/01/2026	4,400,000	4,650,404
TOTAL CORPORATE BONDS (Cost $6,131,118)		6,608,669

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 82.31%
FGLMC Single Family - 3.22%
Pool A95574, 4.00%, 12/01/2040	948,375	984,705
Pool A97097, 4.00%, 02/01/2041	1,452,314	1,507,040
Pool A97712, 4.00%, 03/01/2041	950,948	986,188
Pool A91756, 4.50%, 03/01/2040	991,247	1,048,004
Pool A91363, 4.50%, 03/01/2040	1,186,784	1,254,738
Pool A92905, 4.50%, 06/01/2040	871,431	924,732
Pool A93467, 4.50%, 08/01/2040	710,652	754,119
Pool Q01597, 4.50%, 05/01/2041	1,088,980	1,150,908
Pool Q02377, 4.50%, 07/01/2041	1,001,870	1,066,280
Pool A68734, 5.00%, 07/01/2037	395,727	426,424
Pool A78734, 5.00%, 06/01/2038	1,101,322	1,185,892
Pool A91364, 5.00%, 03/01/2040	1,428,265	1,545,082
Pool A91757, 5.00%, 04/01/2040	1,312,874	1,415,330
Pool A92906, 5.00%, 07/01/2040	1,155,430	1,245,599
Pool A56707, 5.50%, 01/01/2037	328,424	359,588
Pool A58653, 5.50%, 03/01/2037	1,147,913	1,259,709
Pool A59858, 5.50%, 04/01/2037	95,664	105,339
Pool A60749, 5.50%, 05/01/2037	301,082	331,534
Pool A66019, 5.50%, 08/01/2037	917,452	1,006,287
Pool A68746, 5.50%, 10/01/2037	780,848	854,944
Pool A69361, 5.50%, 11/01/2037	303,865	333,174
Pool A76444, 5.50%, 04/01/2038	812,113	894,251
Pool A76192, 5.50%, 04/01/2038	764,207	838,634
Pool A78742, 5.50%, 06/01/2038	4,044,337	4,421,789
Pool A83074, 5.50%, 11/01/2038	464,289	509,072
Pool A84142, 5.50%, 01/01/2039	425,153	466,560
Pool G06072, 6.00%, 06/01/2038	4,168,070	4,634,057
Pool G06073, 6.50%, 10/01/2037	3,996,889	4,546,025
		36,056,004

FHA Project Loan - 1.46%
034-35271, 5.00%, 06/01/2035 (a)	359,301	361,298
034-35272, 5.00%, 06/01/2035 (a)	356,106	358,086
023-98141, 6.00%, 03/01/2047 (a)	3,145,357	3,179,478
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,906,125	5,943,895
FHA Ridge, 6.45%, 01/01/2036 (a)	282,339	281,920
Pool Canton, 6.49%, 06/01/2046 (a)	4,792,218	4,905,645
WM 2002-1, 7.43%, 02/15/2021 (a)	51	51
Reilly 130, 7.43%, 08/25/2021 (a)	1,320,760	1,320,773
		16,351,146

FNMA Multi Family - 21.00%
Pool 469177, 0.62%, 09/01/2021 (a)	6,965,000	6,969,123
Pool 466487, 2.77%, 11/01/2017	12,826,704	13,079,742
Pool 468194, 2.80%, 06/01/2016	7,977,796	8,347,770
Pool 466009, 2.84%, 09/01/2017	13,791,884	14,213,844
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,246,998
Pool 465007, 3.67%, 05/01/2016	5,450,000	5,663,452
Pool 466856, 3.74%, 12/01/2020	2,500,000	2,625,031
Pool 466544, 3.79%, 11/01/2020	1,039,641	1,095,777
Pool TBA, 3.82%, 05/01/2018 (a)	750,000	773,032
Pool 468980, 3.95%, 05/01/2018 (a)	800,000	832,285
Pool 468648, 4.00%, 07/01/2021	11,892,703	12,327,567
Pool 467985, 4.08%, 05/01/2018	1,894,801	2,062,060
Pool 465585, 4.10%, 07/01/2020	1,677,644	1,805,858
Pool 466934, 4.10%, 01/01/2021	1,193,852	1,279,948
Pool 468317, 4.10%, 06/01/2021	4,995,113	5,347,539
Pool 468410, 4.13%, 06/01/2021	374,275	401,497
Pool 466913, 4.18%, 06/01/2020	998,041	1,081,011
Pool 465435, 4.22%, 07/01/2020	1,495,825	1,621,517
Pool 467899, 4.23%, 04/01/2021	1,764,267	1,906,291
Pool 467226, 4.24%, 04/01/2021	1,567,843	1,695,583
Pool 463535, 4.30%, 10/01/2019	1,955,131	2,144,524
Pool 464907, 4.33%, 04/01/2020	4,126,254	4,504,233

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2011 (unaudited)
	Principal
	Amount	Value
Pool 467460, 4.33%, 04/01/2021	$4,979,269	$5,416,207
Pool 468198, 4.35%, 06/01/2021	1,419,381	1,543,889
Pool 463712, 4.36%, 11/01/2019	2,469,255	2,702,643
Pool 464304, 4.36%, 01/01/2020	5,084,614	5,563,908
Pool 463873, 4.38%, 11/01/2019	454,236	497,703
Pool 464855, 4.38%, 04/01/2020	1,886,048	2,066,439
Pool 464864, 4.40%, 04/01/2020	1,260,765	1,381,321
Pool 464772, 4.41%, 03/01/2020	2,905,617	3,187,015
Pool 463538, 4.42%, 09/01/2019	1,522,852	1,671,516
Pool 464223, 4.44%, 01/01/2020	799,944	879,080
Pool 464947, 4.44%, 04/01/2020	1,476,255	1,620,946
Pool 467315, 4.46%, 02/01/2021	9,938,030	10,901,052
Pool 464994, 4.51%, 05/01/2020	1,455,946	1,605,705
Pool 467732, 4.57%, 04/01/2021	1,793,157	1,967,225
Pool 464725, 4.60%, 03/01/2020	644,443	714,055
Pool 465256, 4.65%, 06/01/2020	2,095,868	2,327,589
Pool 386602, 4.66%, 10/01/2013	308,152	326,264
Pool 464133, 4.85%, 01/01/2025	3,635,537	4,014,349
Pool 463037, 4.86%, 09/01/2019	2,934,587	3,291,496
Pool 387659, 4.88%, 12/01/2015	881,611	976,250
Pool 387273, 4.89%, 02/01/2015	1,167,967	1,274,511
Pool 387560, 4.98%, 09/01/2015	455,483	502,833
Pool 387517, 5.02%, 08/01/2020	1,597,527	1,774,195
Pool 386980, 5.04%, 06/01/2014	1,161,197	1,253,247
Pool 463944, 5.06%, 12/01/2024	5,698,735	6,366,153
Pool 873236, 5.09%, 02/01/2016	552,591	614,395
Pool 466907, 5.13%, 03/01/2026	422,917	473,957
Pool 386104, 5.19%, 04/01/2021	215,279	235,226
Pool 387215, 5.19%, 01/01/2023	485,479	547,492
Pool 465394, 5.20%, 03/01/2026	569,144	636,148
Pool 385993, 5.23%, 04/01/2021	3,969,035	4,484,184
Pool 958128, 5.25%, 01/01/2019	509,608	581,999
Pool 463895, 5.25%, 10/01/2025	3,372,580	3,833,518
Pool 387349, 5.31%, 04/01/2020	1,389,820	1,564,508
Pool 958081, 5.36%, 01/01/2019	3,156,568	3,575,750
Pool 873470, 5.42%, 03/01/2016	1,927,124	2,145,537
Pool 387399, 5.46%, 08/01/2020	276,822	305,051
Pool 464523, 5.51%, 07/01/2024	1,494,431	1,715,055
Pool 874487, 5.52%, 05/01/2025	1,553,406	1,723,523
Pool 958283, 5.54%, 03/01/2019	871,397	984,182
Pool 463144, 5.54%, 08/01/2024	1,546,615	1,630,498
Pool 873550, 5.55%, 04/01/2024	249,039	281,153
Pool 463000, 5.58%, 08/01/2021	1,324,256	1,490,876
Pool 467505, 5.66%, 03/01/2023	868,328	979,107
Pool 873863, 5.69%, 05/01/2016	1,411,280	1,494,875
Pool 463507, 5.76%, 03/01/2027	3,598,845	4,038,740
Pool 464296, 5.86%, 01/01/2028	2,367,807	2,635,477
Pool 873731, 5.88%, 07/01/2023	1,320,620	1,511,766
Pool 465990, 5.94%, 07/01/2027	494,687	565,970
Pool 387005, 5.95%, 06/01/2022	383,502	420,888
Pool 873949, 5.95%, 09/01/2024	1,370,056	1,409,284
Pool 463657, 5.96%, 10/01/2027	1,190,680	1,330,008
Pool 463839, 5.96%, 11/01/2027	704,485	787,036
Pool 873706, 6.04%, 06/01/2016	319,235	323,952
Pool 958256, 6.09%, 12/01/2033	1,630,733	1,824,949
Pool 873679, 6.10%, 06/01/2024	833,220	957,795
Pool 467914, 6.10%, 04/01/2041	548,397	649,929
Pool 463997, 6.12%, 12/01/2027	1,000,884	1,123,955
Pool 958614, 6.22%, 04/01/2027	389,910	451,967
Pool 464836, 6.23%, 03/01/2028	2,648,648	2,977,714
Pool 465259, 6.29%, 04/01/2028	1,334,272	1,598,179
Pool 385229, 6.33%, 09/01/2017	2,103,876	2,377,652
Pool 465260, 6.33%, 06/01/2028	988,373	1,182,240
Pool 464254, 6.34%, 11/01/2027	2,612,794	2,952,244
Pool 464969, 6.34%, 04/01/2028	5,190,042	5,855,019
Pool 464890, 6.37%, 04/01/2028	1,514,680	1,705,419
Pool 874736, 6.43%, 10/01/2025	478,712	533,954
Pool 464632, 6.50%, 02/01/2028	512,529	540,814
Pool 465588, 6.55%, 07/01/2028	618,800	747,611
Pool 466756, 6.59%, 12/01/2028	1,878,843	2,206,317
Pool 464473, 6.60%, 02/01/2040	1,119,149	1,351,954

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2011 (unaudited)

	Principal
	Amount	Value
Pool 464573, 6.72%, 02/01/2040	$2,780,868	$3,195,980
Pool 466595, 6.78%, 11/01/2025	4,772,025	5,633,125
		235,037,245

FNMA Single Family - 18.78%
Pool AA3490, 4.00%, 03/01/2039	294,001	305,332
Pool AA5316, 4.00%, 03/01/2039	223,082	231,970
Pool AA8598, 4.00%, 07/01/2039	450,609	469,103
Pool AC1837, 4.00%, 08/01/2039	565,363	587,889
Pool TBA, 4.00%, 09/14/2039	4,530,807	4,695,049
Pool AC6309, 4.00%, 12/01/2039	852,620	885,481
Pool AE9905, 4.00%, 10/01/2040	901,027	935,191
Pool AE5434, 4.00%, 10/01/2040	2,622,255	2,721,682
Pool AE7634, 4.00%, 11/01/2040	1,282,757	1,331,395
Pool AE8205, 4.00%, 11/01/2040	1,330,534	1,380,983
Pool AE7705, 4.00%, 11/01/2040	1,759,183	1,825,886
Pool AE8779, 4.00%, 12/01/2040	1,204,751	1,250,431
Pool AH0540, 4.00%, 12/01/2040	736,769	765,165
Pool AH0915, 4.00%, 12/01/2040	1,404,147	1,457,388
Pool AH5643, 4.00%, 01/01/2041	2,694,233	2,799,757
Pool AH2979, 4.00%, 01/01/2041	441,260	459,370
Pool AH2978, 4.00%, 01/01/2041	1,418,380	1,472,160
Pool AH5274, 4.00%, 01/01/2041	1,575,508	1,635,246
Pool AH5672, 4.00%, 02/01/2041	2,047,037	2,124,014
Pool AH5670, 4.00%, 02/01/2041	3,222,148	3,343,314
Pool AH5665, 4.00%, 02/01/2041	1,563,300	1,624,529
Pool AH5671, 4.00%, 02/01/2041	1,936,900	2,009,735
Pool AH6770, 4.00%, 03/01/2041	1,894,843	1,966,097
Pool AH7282, 4.00%, 03/01/2041	1,001,344	1,038,999
Pool AH8877, 4.00%, 04/01/2041	1,433,287	1,492,112
Pool AI0124, 4.00%, 04/01/2041	1,387,917	1,440,108
Pool AI9871, 4.00%, 09/01/2041	3,343,764	3,469,503
Pool AI9872, 4.00%, 09/01/2041	2,622,849	2,775,473
Pool TBA, 4.50%, 10/15/2033	2,625,455	2,773,855
Pool AC4095, 4.50%, 09/01/2039	50,821	53,985
Pool AE2970, 4.50%, 08/01/2040	379,156	401,219
Pool 890226, 4.50%, 08/01/2040	27,300,411	28,874,648
Pool AD8493, 4.50%, 08/01/2040	2,440,431	2,592,354
Pool AE3014, 4.50%, 09/01/2040	1,315,425	1,391,970
Pool AE7635, 4.50%, 10/01/2040	906,444	959,190
Pool AH5666, 4.50%, 01/01/2041	676,179	718,273
Pool AH5644, 4.50%, 02/01/2041	855,304	908,549
Pool AH6769, 4.50%, 03/01/2041	6,415,108	6,788,403
Pool AH7512, 4.50%, 03/01/2041	1,596,360	1,695,737
Pool AH8881, 4.50%, 04/01/2041	2,917,529	3,099,153
Pool AH8880, 4.50%, 04/01/2041	1,853,216	1,974,375
Pool AI0125, 4.50%, 04/01/2041	3,373,205	3,569,492
Pool AI2268, 4.50%, 04/01/2041	2,319,535	2,454,509
Pool AI5362, 4.50%, 06/01/2041	3,845,988	4,069,786
Pool AI3491, 4.50%, 06/01/2041	4,940,777	5,228,281
Pool AI8446, 4.50%, 07/01/2041	1,475,714	1,561,586
Pool AI6155, 4.50%, 07/01/2041	3,252,317	3,441,570
Pool AI6148, 4.50%, 07/01/2041	1,831,357	1,937,924
Pool AI8167, 4.50%, 08/01/2041	3,279,153	3,469,967
Pool AI8166, 4.50%, 08/01/2041	2,865,459	3,032,200
Pool 890230, 5.00%, 07/01/2040	25,709,427	27,736,331
Pool AD8500, 5.00%, 08/01/2040	2,442,985	2,638,679
Pool AH6772, 5.00%, 03/01/2041	1,043,917	1,136,347
Pool AH8879, 5.00%, 04/01/2041	1,770,241	1,918,683
Pool AI3492, 5.00%, 06/01/2041	1,829,813	1,978,104
Pool AI6154, 5.00%, 07/01/2041	1,364,711	1,479,147
Pool 890246, 5.50%, 11/01/2038	15,313,139	16,775,899
Pool 907769, 6.00%, 12/01/2036	357,070	402,168
Pool 946757, 6.00%, 08/01/2037	603,793	668,844
Pool 890247, 6.00%, 09/01/2038	22,935,741	25,414,163
Pool 886136, 6.50%, 07/01/2036	210,313	237,309
Pool 900106, 6.50%, 08/01/2036	290,861	328,045
Pool 901391, 6.50%, 09/01/2036	398,774	449,587
Pool 900649, 6.50%, 09/01/2036	592,356	667,836
Pool 947771, 6.50%, 09/01/2037	729,453	815,108
		210,136,638

GNMA Multi Family - 21.10%
2010-140 A, 1.74%, 02/16/2031	5,256,191	5,331,705

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2011 (unaudited)

	Principal
	Amount	Value
2010-102 AB, 1.85%, 07/16/2032	$2,917,786	$2,950,321
2009-115 AC, 2.02%, 09/16/2027	9,646,925	9,737,750
2010-83 A, 2.02%, 10/16/2050	1,851,548	1,870,186
2011-10 AB, 2.11%, 02/16/2029	1,766,995	1,797,581
2011-58 A, 2.19%, 10/16/2033	1,287,706	1,317,105
2011-16 A, 2.21%, 11/16/2034	2,666,260	2,726,131
2011-31 A, 2.21%, 12/16/2035	7,475,615	7,645,547
2010-97 A, 2.32%, 01/16/2032	1,454,060	1,488,538
2010-100 A, 2.35%, 06/16/2050	435,173	441,627
2011-42 AC, 2.41%, 05/16/2030	1,664,206	1,708,293
2011-109, 2.45%, 07/16/2032	5,600,000	5,757,192
2011-49 A, 2.45%, 07/16/2038	129,120	132,959
2011-78, 2.45%, 02/16/2039	10,341,224	10,651,775
2011-64 AD, 2.70%, 11/16/2038	1,243,799	1,288,919
2010-156 AC, 2.76%, 03/16/2039	6,200,000	6,409,835
2011-6 AC, 2.85%, 12/16/2037	6,500,000	6,812,317
2010-49 A, 2.87%, 03/16/2051	357,782	372,565
2010-71 AC, 2.99%, 03/16/2039	280,689	291,937
2011-27 B, 3.00%, 09/16/2034	3,645,000	3,833,977
2011-86, 3.00%, 02/16/2041	6,250,000	6,389,802
2010-13 AB, 3.03%, 02/16/2030	326,625	339,809
2007-77 A, 3.18%, 02/16/2026	1,217,447	1,228,661
2011-109, 3.25%, 04/16/2043	500,000	519,755
2010-36 AC, 3.36%, 09/16/2036	400,000	423,547
2009-19 AD, 3.39%, 11/16/2040	1,194,743	1,253,551
2009-63 A, 3.40%, 01/16/2038	2,893,514	3,038,692
2009-49 A, 3.44%, 06/16/2034	3,053,989	3,204,224
2010-72 B, 3.46%, 05/16/2036	375,000	394,337
2009-105 A, 3.46%, 12/16/2050	1,949,846	2,039,866
2009-60 A, 3.47%, 03/16/2035	3,184,275	3,343,132
2009-86 A, 3.54%, 09/16/2035	6,599,359	6,938,881
2009-90 AE, 3.70%, 03/16/2037	1,217,063	1,311,381
Pool 727996, 3.75%, 01/15/2046	5,044,776	5,228,276
Pool 727998, 3.75%, 01/15/2046	5,277,480	5,469,445
2006-39 A, 3.77%, 06/16/2025	847,180	853,555
2009-4 A, 3.81%, 11/16/2037	2,694,033	2,827,098
2007-55 A, 3.91%, 08/16/2027	2,974,974	3,038,694
2008-92 B, 4.04%, 05/16/2030	500,000	522,468
2006-66 A, 4.09%, 08/16/2030	462,634	464,369
2010-123 C, 4.15%, 08/16/2051 (b)	250,000	263,190
2006-51 A, 4.25%, 10/16/2030	3,296,722	3,442,393
2007-34 A, 4.27%, 11/16/2026	3,687,465	3,759,612
2008-80 B, 4.28%, 03/16/2033	3,375,653	3,463,046
2009-119 B, 4.29%, 02/16/2041	3,000,000	3,272,627
2009-3 B, 4.30%, 10/16/2037	750,000	820,571
2008-8 B, 4.38%, 03/16/2029 (b)	1,000,000	1,045,032
2005-59 A, 4.39%, 05/16/2023	95,264	95,403
2008-22 B, 4.50%, 12/16/2038	1,500,000	1,604,295
2008-78 B, 4.52%, 06/16/2032	876,968	883,915
2008-28 B, 4.59%, 08/16/2034	1,588,000	1,689,229
Pool 749166, 4.64%, 04/15/2052	2,475,000	2,763,759
2005-34 B, 4.74%, 04/16/2029 (b)	397,284	401,693
2008-52 B, 4.75%, 10/16/2032	2,750,000	2,929,232
2008-14 B, 4.75%, 10/16/2042	1,807,792	1,978,151
Pool 747075, 4.75%, 10/15/2045	3,551,192	3,901,651
2008-86 B, 4.81%, 11/16/2031	570,000	620,966
Pool 686519, 4.93%, 10/15/2051	5,470,266	6,161,467
2009-7 B, 4.95%, 11/16/2039	1,000,000	1,105,889
2007-69 B, 4.96%, 06/16/2030	1,350,000	1,413,260
Pool 749164, 4.98%, 06/15/2052	7,917,900	9,003,231
2008-39 C, 5.02%, 03/16/2034 (b)	4,950,000	5,562,125
2007-75 B, 5.06%, 03/16/2036	1,000,000	1,088,391
2009-5 B, 5.07%, 08/16/2049 (b)	100,000	114,122
2006-32 A, 5.08%, 01/16/2030	327,166	338,973
2005-87 B, 5.12%, 01/16/2028 (b)	191,977	194,339
Pool 712102, 5.15%, 11/15/2032	1,039,536	1,126,169
Pool 735993, 5.15%, 08/15/2051	2,750,000	3,145,332
2008-48 D, 5.24%, 10/16/2039 (b)	155,324	170,930
Pool 734979, 5.25%, 11/15/2051	1,155,000	1,329,491
Pool 699580, 5.25%, 03/15/2052	6,200,000	7,106,559
Pool 666265, 5.45%, 10/15/2035	528,778	559,645
Pool 668966, 5.45%, 04/15/2044	1,480,289	1,610,571
Pool 640434, 5.46%, 03/15/2043	2,580,139	2,739,009
Pool 461918, 5.52%, 12/15/2037	4,174,287	4,311,387

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2011 (unaudited)

	Principal
	Amount	Value
2008-59 B, 5.55%, 10/16/2026 (b)	$2,540,000	$2,635,690
Pool 664218, 5.63%, 06/15/2043	2,596,733	2,768,694
Pool 715994, 5.63%, 10/15/2051	3,723,700	4,120,189
Pool 664652, 5.65%, 06/15/2042	2,342,858	2,475,936
Pool 650307, 5.75%, 03/15/2043	1,760,965	1,869,644
Pool 666268, 5.85%, 03/15/2043	6,768,012	7,174,899
Pool 653889, 5.88%, 01/15/2043	182,361	193,327
Pool 666259, 6.00%, 12/15/2032	88,995	94,191
Pool 637911, 6.00%, 07/15/2035	423,371	439,698
Pool 639306, 6.00%, 01/15/2036	191,254	199,016
Pool 653914, 6.10%, 06/15/2043	1,884,269	2,013,058
Pool 667881, 6.14%, 02/15/2043	969,911	1,028,281
Pool 699404, 6.15%, 04/15/2039	1,794,135	1,927,153
Pool 653904, 6.20%, 05/15/2043	765,378	815,652
Pool 636413, 6.25%, 04/15/2036	729,027	761,974
Pool 678208, 6.25%, 01/15/2038	964,714	1,032,713
Pool 669506, 6.27%, 03/15/2049	1,617,633	1,744,149
Pool 643896, 6.50%, 06/15/2049	1,332,034	1,427,666
Pool 645785, 6.75%, 02/15/2048	1,914,759	2,045,465
		236,178,853

GNMA Single Family - 14.87%
Pool 737576, 4.00%, 11/15/2040	1,912,916	2,026,971
Pool 737712, 4.00%, 12/15/2040	3,042,031	3,223,406
Pool G2 757173, 4.00%, 12/20/2040	1,122,959	1,189,571
Pool 759104, 4.00%, 01/15/2041	1,328,697	1,407,918
Pool 737837, 4.00%, 01/15/2041	2,848,400	3,018,231
Pool G2 759466, 4.00%, 01/20/2041	2,149,201	2,276,688
Pool G2 759436, 4.00%, 01/20/2041	2,326,960	2,464,991
Pool 759191, 4.00%, 02/15/2041	1,110,552	1,176,767
Pool G2 759301, 4.00%, 02/20/2041	2,126,353	2,252,484
Pool G2 763042, 4.00%, 04/20/2041	1,216,677	1,288,848
Pool 738630, 4.00%, 08/15/2041	3,725,588	3,947,719
Pool 770515, 4.00%, 08/15/2041	3,034,188	3,215,096
Pool 738629, 4.00%, 08/15/2041	4,139,193	4,385,985
Pool TBA, 4.00%, 09/01/2050 (a)	948,400	968,037
Pool 646730, 4.50%, 03/15/2039	186,892	203,095
Pool 716818, 4.50%, 04/15/2039	504,801	548,934
Pool 646771, 4.50%, 04/15/2039	1,189,450	1,292,106
Pool G2 716876, 4.50%, 04/20/2039	235,637	255,182
Pool 650967, 4.50%, 05/15/2039	1,095,621	1,190,178
Pool 714559, 4.50%, 06/15/2039	901,873	979,992
Pool 720050, 4.50%, 06/15/2039	649,801	705,882
Pool 717198, 4.50%, 06/15/2039	1,070,526	1,162,918
Pool G2 716998, 4.50%, 06/20/2039	757,719	820,569
Pool 720208, 4.50%, 07/15/2039	1,340,506	1,457,037
Pool 714594, 4.50%, 07/15/2039	501,660	544,956
Pool G2 720338, 4.50%, 07/20/2039	704,799	763,259
Pool 720287, 4.50%, 08/15/2039	533,166	579,181
Pool G2 720449, 4.50%, 08/20/2039	1,041,313	1,127,692
Pool 726289, 4.50%, 09/15/2039	1,597,032	1,734,864
Pool G2 726542, 4.50%, 09/20/2039	993,399	1,075,798
Pool 726402, 4.50%, 10/15/2039	614,810	668,063
Pool G2 726610, 4.50%, 10/20/2039	767,229	830,871
Pool 728954, 4.50%, 12/15/2039	960,134	1,042,998
Pool G2 729265, 4.50%, 12/20/2039	902,407	977,262
Pool G2 729269, 4.50%, 12/20/2039	719,012	778,655
Pool 729017, 4.50%, 01/15/2040	1,460,865	1,583,750
Pool 736579, 4.50%, 02/15/2040	640,288	694,148
Pool G2 736423, 4.50%, 02/20/2040	377,507	408,822
Pool 737051, 4.50%, 03/15/2040	1,061,540	1,151,995
Pool G2 736425, 4.50%, 03/20/2040	781,913	846,773
Pool G2 741940, 4.50%, 04/20/2040	1,024,402	1,109,378
Pool 737222, 4.50%, 05/15/2040	1,221,711	1,325,815
Pool G2 742024, 4.50%, 05/20/2040	883,313	956,582
Pool 658387, 4.50%, 06/15/2040	1,705,060	1,848,485
Pool 698160, 4.50%, 07/15/2040	1,296,776	1,405,857
Pool 721694, 4.50%, 08/15/2040	1,610,019	1,745,451
Pool 748456, 4.50%, 08/15/2040	1,138,939	1,235,278
Pool G2 745501, 4.50%, 08/20/2040	917,435	993,538
Pool G2 745505, 4.50%, 08/20/2040	1,757,855	1,903,671
Pool G2 748848, 4.50%, 09/20/2040	1,507,531	1,632,582
Pool G2 752534, 4.50%, 10/20/2040	1,601,586	1,734,439
Pool G2 759318, 4.50%, 02/20/2041	1,696,774	1,837,524

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2011 (unaudited)

	Principal
	Amount	Value
Pool 762882, 4.50%, 04/15/2041	$1,236,735	$1,341,345
Pool 738152, 4.50%, 04/15/2041	1,997,717	2,165,760
Pool 738267, 4.50%, 05/15/2041	1,014,571	1,099,914
Pool 763543, 4.50%, 05/15/2041	1,192,491	1,292,800
Pool G2 763311, 4.50%, 05/20/2041	2,510,544	2,718,797
Pool G2 763248, 4.50%, 05/20/2041	2,563,545	2,776,194
Pool G2 763249, 4.50%, 05/20/2041	2,188,618	2,370,164
Pool G2 763302, 4.50%, 05/20/2041	1,336,581	1,447,452
Pool 770396, 4.50%, 06/15/2041	1,067,574	1,157,376
Pool 738397, 4.50%, 06/15/2041	3,015,952	3,269,646
Pool G2 770743, 4.50%, 06/20/2041	1,830,927	1,982,804
Pool G2 768104, 4.50%, 07/20/2041	1,075,317	1,165,849
Pool G2 380407, 4.50%, 07/20/2041	1,705,632	1,847,116
Pool G2 544309, 4.50%, 08/20/2041	1,707,369	1,851,114
Pool 688624, 5.00%, 05/15/2038	702,306	777,430
Pool 411105, 5.00%, 01/15/2039	1,292,290	1,428,907
Pool 439079, 5.00%, 02/15/2039	1,043,293	1,155,543
Pool 646728, 5.00%, 03/15/2039	646,642	713,791
Pool 716819, 5.00%, 04/15/2039	1,311,297	1,449,924
Pool 646750, 5.00%, 04/15/2039	995,762	1,101,031
Pool 646777, 5.00%, 05/15/2039	1,009,986	1,118,652
Pool 720052, 5.00%, 06/15/2039	834,952	923,221
Pool 722944, 5.00%, 08/15/2039	743,027	821,577
Pool 720288, 5.00%, 08/15/2039	975,875	1,080,872
Pool G2 720434, 5.00%, 08/20/2039	1,349,185	1,487,607
Pool 726290, 5.00%, 09/15/2039	2,908,315	3,221,226
Pool G2 726545, 5.00%, 09/20/2039	971,508	1,071,177
Pool G2 726543, 5.00%, 09/20/2039	1,613,556	1,779,094
Pool 723006, 5.00%, 10/15/2039	744,823	824,960
Pool 726403, 5.00%, 10/15/2039	3,788,443	4,188,946
Pool G2 726611, 5.00%, 10/20/2039	1,651,465	1,820,893
Pool G2 723007, 5.00%, 10/20/2039	1,192,947	1,315,340
Pool G2 726726, 5.00%, 11/20/2039	1,151,066	1,269,156
Pool G2 727255, 5.00%, 12/20/2039	1,533,768	1,691,120
Pool G2 729270, 5.00%, 12/20/2039	1,629,002	1,796,133
Pool G2 729266, 5.00%, 12/20/2039	1,147,674	1,265,422
Pool G2 736355, 5.00%, 01/20/2040	907,935	1,001,087
Pool G2 727282, 5.00%, 01/20/2040	1,035,913	1,142,189
Pool G2 736424, 5.00%, 02/20/2040	1,944,144	2,143,597
Pool 737055, 5.00%, 03/15/2040	1,094,048	1,207,656
Pool G2 736426, 5.00%, 03/20/2040	1,046,391	1,153,742
Pool G2 741941, 5.00%, 04/20/2040	1,815,038	2,001,255
Pool G2 742025, 5.00%, 05/20/2040	1,118,172	1,232,893
Pool 658393, 5.00%, 06/15/2040	1,253,043	1,383,161
Pool G2 745335, 5.00%, 06/20/2040	1,143,704	1,261,044
Pool 684721, 5.50%, 03/15/2038	518,000	578,412
Pool 684677, 5.50%, 03/15/2038	1,072,601	1,197,695
Pool G2 684987, 5.50%, 03/20/2038	345,166	384,994
Pool 684802, 5.50%, 04/15/2038	732,449	819,704
Pool 688625, 5.50%, 05/15/2038	511,181	571,756
Pool G2 688636, 5.50%, 05/20/2038	974,680	1,087,140
Pool 690974, 5.50%, 06/15/2038	419,253	469,198
Pool G2 690973, 5.50%, 06/20/2038	760,816	848,600
Pool 693574, 5.50%, 07/15/2038	635,134	709,208
Pool G2 409120, 5.50%, 07/20/2038	1,369,497	1,527,512
Pool G2 700671, 5.50%, 10/20/2038	1,040,632	1,160,702
Pool 411116, 5.50%, 01/15/2039	820,399	918,131
Pool 705998, 5.50%, 01/15/2039	260,787	291,773
Pool 684678, 6.00%, 03/15/2038	569,676	643,482
Pool G2 684988, 6.00%, 03/20/2038	387,353	436,872
Pool 688626, 6.00%, 05/15/2038	615,132	693,290
Pool 688629, 6.00%, 05/15/2038	113,740	128,832
Pool G2 688637, 6.00%, 05/20/2038	377,964	425,339
Pool G2 693900, 6.00%, 07/20/2038	308,136	347,528
Pool 696513, 6.00%, 08/15/2038	766,431	865,729
Pool G2 696843, 6.00%, 08/20/2038	494,585	560,595
Pool 699255, 6.00%, 09/15/2038	1,565,302	1,768,101
Pool G2 698997, 6.00%, 09/20/2038	1,129,629	1,271,217
Pool 705999, 6.00%, 01/15/2039	693,425	784,998
Pool G2 706407, 6.00%, 01/20/2039	495,844	560,472
Pool 582048, 6.50%, 01/15/2032	38,992	45,013
Pool G2 696844, 6.50%, 08/20/2038	484,008	547,396
Pool G2 698998, 6.50%, 09/20/2038	434,886	492,792

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2011 (unaudited)

	Principal
	Amount	Value
Pool G2 706408, 6.50%, 01/20/2039	$746,977	$845,972
Pool 530199, 7.00%, 03/20/2031	60,705	71,106
		166,364,828

HUD - 0.00%
Series 97-A, 7.13%, 08/01/2017	30,000	30,171

Small Business Administration - 2.42%
Pool 507253, 0.50%, 05/25/2030 (b)	137,012	136,225
Pool 507932, 0.58%, 04/25/2026 (b)	940	938
Pool 507766, 0.58%, 07/25/2031 (b)	147,231	146,783
Pool 508901, 0.60%, 07/25/2020 (b)	917,974	915,582
Pool 508206, 0.60%, 09/25/2032 (b)	128,529	128,258
Pool 508298, 0.60%, 01/25/2033 (b)	489,779	488,746
Pool 508506, 0.63%, 06/25/2033 (b)	1,548,411	1,546,647
Pool 508716, 0.82%, 06/25/2034 (b)	2,843,273	2,862,097
Pool 508890, 0.89%, 06/25/2020 (b)	3,056,042	3,070,811
Pool 508969, 1.25%, 09/25/2035 (b)	3,985,566	4,071,293
Pool 508994, 1.25%, 01/25/2036 (b)	3,438,014	3,512,276
Pool 509084, 1.25%, 07/25/2036 (b)	4,189,922	4,280,987
Loan #3169855009, 1.13%, 07/15/2031 (b)	110,691	112,716
Loan #3954135000, 1.25%, 03/24/2017 (b)	75,966	76,374
Loan #4334715001, 1.25%, 01/05/2020 (b)	41,864	42,513
Loan #4181175003, 1.25%, 08/26/2020 (b)	118,506	120,346
Loan #4320355010, 1.25%, 01/24/2021 (b)	307,890	312,681
Loan #4447885002, 1.25%, 02/15/2021 (b)	540,578	549,273
Loan #4394265010, 1.25%, 03/04/2021 (b)	982,155	998,088
Loan #3766345007, 1.25%, 09/17/2030 (b)	308,700	315,508
Loan #4253715010, 1.25%, 10/08/2035 (b)	308,456	315,934
Loan #4503205003, 1.25%, 01/18/2036 (b)	341,976	350,347
Loan #4488215007, 1.25%, 01/21/2036 (b)	518,612	531,306
Loan #3153295002, 2.13%, 07/24/2029 (b)	617,617	626,905
Loan #3046316007, 2.13%, 12/03/2032 (b)	274,988	280,013
Loan #3887475007, 2.18%, 03/08/2020 (b)	172,438	189,005
Loan #2604556010, 3.58%, 02/15/2017 (b)	169,034	177,767
Loan #3111236004, 4.38%, 01/31/2015 (b)	46,959	48,002
Loan #3901715004, 5.09%, 02/16/2015 (b)	11,700	12,374
Loan #7530434005, 5.27%, 06/29/2024 (b)	93,901	98,724
Loan #3829225004, 6.08%, 02/11/2020	716,782	759,261
		27,077,780

Small Business Administration Participation Certificate - 0.02%
2008-20E, 5.49%, 05/01/2028	181,889	202,762
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $892,208,655)		927,435,427

MUNICIPAL BONDS - 15.23%
Arkansas - 0.06%
Jonesboro Arkansas
3.00%, 10/01/2017	500,000	503,700
3.85%, 10/01/2019	225,000	228,418
		732,118

California - 0.69%
California Statewide Communities Development Authority
5.30%, 04/01/2016	1,415,000	1,427,155
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	700,000	738,185
6.00%, 09/01/2011	1,915,000	1,915,000
6.25%, 09/01/2017	250,000	285,572
Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	560,000	572,258
Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	504,565
Sacramento County Housing Authority
7.65%, 09/01/2015	485,000	485,669
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,758,720
		7,687,124

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2011 (unaudited)

	Principal
	Amount	Value
Colorado - 0.06%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	$655,799	$655,983

Connecticut - 0.07%
Connecticut Housing Finance Authority
4.16%, 11/15/2011	50,000	50,253
5.83%, 11/15/2016	645,000	722,200
		772,453

District of Columbia - 0.13%
District of Columbia
3.39%, 06/01/2014	1,350,000	1,363,878
District of Columbia Housing Finance Agency
7.00%, 05/20/2018	150,000	154,340
		1,518,218

Florida - 1.09%
Broward County Housing Finance Authority
0.25%, 08/15/2038 (b) (c)	1,900,000	1,900,000
County of Miami-Dade Florida
2.91%, 10/01/2013	5,000,000	5,127,400
Florida Housing Finance Corp.
4.75%, 07/01/2038 (c)	795,000	734,119
5.20%, 07/01/2028 (c)	1,705,000	1,750,643
6.85%, 04/01/2021	355,000	355,543
7.88%, 07/01/2015	215,000	217,715
Miami Beach Redevelopment Agency
4.67%, 12/01/2011	1,000,000	1,003,280
Miami Dade County Housing Finance Authority
4.00%, 06/01/2016	785,000	801,014
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	255,000	261,885
		12,151,599

Idaho - 0.09%
Idaho Housing & Finance Association
6.00%, 07/01/2035	245,000	257,446
6.45%, 07/01/2035	735,000	803,355
		1,060,801

Illinois - 0.27%
Illinois Housing Development Authority
0.16%, 08/01/2034 (b) (c)	3,000,000	3,000,000

Indiana - 0.56%
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	273,860
Indiana Housing & Community Development Authority
5.51%, 01/01/2039	3,130,000	3,206,716
5.69%, 07/01/2037	875,000	875,437
5.90%, 01/01/2037	1,550,000	1,550,263
Tippecanoe Valley School Building Corp.
5.35%, 01/15/2026	350,000	375,466
		6,281,742

Kentucky - 0.63%
Kentucky Housing Corp.
4.78%, 01/01/2015	500,000	548,435
5.17%, 01/01/2013	660,000	690,182
5.17%, 07/01/2013	990,000	1,046,949
5.75%, 07/01/2037	2,745,000	2,746,592
5.77%, 07/01/2037	1,280,000	1,281,178
5.81%, 07/01/2014	350,000	354,861
6.06%, 07/01/2036	415,000	425,960
		7,094,157

Louisiana - 0.05%
Louisiana Housing Finance Agency
5.60%, 12/01/2029	535,000	546,898

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2011 (unaudited)

Principal
Amount	Value
Maryland - 0.30%
County of Montgomery Maryland
4.00%, 05/01/2016	$1,175,000	$1,298,093
Maryland Community Development Administration
6.07%, 09/01/2037	2,065,000	2,102,583
		3,400,676

Massachusetts - 1.05%
Massachusetts Development Finance Agency
4.32%, 04/01/2018	740,000	781,174
Massachusetts Housing Finance Agency
3.39%, 09/01/2011	1,500,000	1,500,000
5.21%, 12/01/2016	2,345,000	2,420,837
5.54%, 12/01/2025	2,495,000	2,524,391
5.55%, 06/01/2025	940,000	966,433
5.84%, 12/01/2036	1,000,000	1,032,600
5.96%, 06/01/2017	1,210,000	1,287,525
6.50%, 12/01/2039	1,230,000	1,228,635
		11,741,595

Minnesota - 0.14%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	310,000	310,208
5.85%, 07/01/2036	310,000	310,648
6.30%, 07/01/2023	940,000	982,215
		1,603,071

Missouri - 0.15%
Missouri State Housing Development Commission
4.15%, 09/25/2025	140,261	140,739
5.72%, 09/01/2025	850,000	852,737
5.82%, 03/01/2037	240,000	244,198
6.00%, 03/01/2025	430,000	432,558
		1,670,232

Nebraska - 0.00%
Nebraska Investment Finance Authority
5.50%, 09/01/2017	25,000	27,077

Nevada - 0.01%
Nevada Housing Division
0.31%, 10/15/2032 (b)	100,000	100,000
5.11%, 04/01/2017	25,000	25,655
		125,655

New Jersey - 0.38%
City of Elizabeth
7.18%, 08/01/2013	125,000	126,149
New Jersey Housing & Mortgage Finance Agency
5.27%, 10/01/2032	560,000	559,978
5.93%, 11/01/2028	1,625,000	1,669,671
6.13%, 11/01/2037	1,865,000	1,883,333
		4,239,131

New Mexico - 0.19%
New Mexico Mortgage Finance Authority
4.90%, 01/01/2012	175,000	176,482
4.90%, 07/01/2012	165,000	168,579
5.00%, 01/01/2013	165,000	168,523
5.00%, 07/01/2013	170,000	173,629
5.42%, 01/01/2016	200,000	214,148
5.68%, 09/01/2013	205,000	221,035
6.15%, 01/01/2038	1,000,000	1,001,370
		2,123,766

New York - 2.14%
New York City Housing Development Corp.
0.18%, 12/01/2035 (b)	845,000	845,000
0.81%, 05/01/2013	1,600,000	1,601,040
2.30%, 05/01/2016	2,130,000	2,154,197
2.50%, 11/01/2016	2,160,000	2,187,108
2.79%, 05/01/2017	2,195,000	2,222,657
3.67%, 11/01/2015	805,000	849,372
4.97%, 05/01/2019	1,995,000	2,154,241

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2011 (unaudited)

Principal
Amount	Value
New York City Housing Development Corp.
5.63%, 11/01/2024	$7,500,000	$7,921,200
New York State Housing Finance Agency
0.18%, 05/15/2034 (b)	100,000	100,000
4.90%, 08/15/2025 (c)	1,000,000	1,010,820
5.05%, 08/15/2039 (c)	1,445,000	1,406,968
Rochester Housing Authority
4.70%, 12/20/2038 (c)	1,000,000	957,530
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	492,445
		23,902,578

North Dakota - 0.04%
North Dakota Public Finance Authority
6.60%, 06/01/2025	405,000	426,554

Ohio - 0.02%
State of Ohio
7.75%, 12/01/2015 (d)	250,000	260,460

Oklahoma - 0.12%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	460,000	482,177
5.65%, 09/01/2026	870,000	901,781
		1,383,958

Oregon - 0.06%
City of Portland
4.62%, 06/15/2018	325,000	323,794
6.03%, 06/15/2018	250,000	286,655
		610,449

Pennsylvania - 0.46%
Commonwealth Financing Authority
4.97%, 06/01/2016	305,000	323,498
5.13%, 06/01/2012	735,000	756,425
Pennsylvania Economic Development Financing Authority
0.22%, 04/01/2035 (b)	265,000	265,000
Pennsylvania Housing Finance Agency
0.13%, 10/01/2035 (b) (c)	3,000,000	3,000,000
5.72%, 10/01/2037	680,000	733,713
		5,078,636

Rhode Island - 0.05%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	601,789

South Carolina - 0.06%
South Carolina State Housing Finance & Development Authority
5.15%, 07/01/2037 (c)	690,000	685,756

Texas - 0.46%
Texas Department of Housing & Community Affairs
0.23%, 09/01/2036 (b)	3,855,000	3,855,000
5.00%, 07/01/2034 (c)	1,330,000	1,330,825
		5,185,825

Utah - 2.09%
Utah Housing Corp.
0.16%, 07/01/2039 (b) (c)	12,950,000	12,950,000
1.56%, 07/01/2020	2,760,000	2,767,259
5.11%, 07/01/2017	240,000	242,570
5.25%, 07/01/2035	1,000,000	1,007,990
5.26%, 07/20/2018	155,000	161,727
5.84%, 07/01/2034	115,000	116,846
5.88%, 07/01/2034	1,300,000	1,294,410
5.92%, 07/01/2034	1,130,000	1,127,356
6.01%, 07/01/2034	235,000	240,201
6.10%, 07/20/2028	1,235,000	1,280,226
6.12%, 01/01/2035	795,000	804,651
6.25%, 07/20/2018	480,000	479,923

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2011 (unaudited)

Principal
Amount	Value
West Jordan Redevelopment Agency
5.38%, 06/01/2018	$530,000	$581,278
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	109,112
4.40%, 05/01/2026	200,000	218,726
		23,382,275
Virginia - 2.11%
Virginia Housing Development Authority
4.68%, 08/01/2014	5,000,000	5,431,450
4.84%, 12/01/2013	295,000	313,691
5.50%, 12/01/2020	500,000	525,495
5.50%, 06/25/2034	4,115,717	4,374,879
5.50%, 03/25/2036	3,343,092	3,520,172
5.70%, 11/01/2022	1,250,000	1,346,075
5.97%, 11/01/2024	1,405,000	1,504,305
6.25%, 11/01/2029	4,365,000	4,541,826
6.32%, 08/01/2019	1,755,000	2,007,790
		23,565,683

Washington - 0.39%
King County Housing Authority
6.38%, 12/31/2046	3,470,000	3,602,068
Tacoma Housing Authority
5.05%, 11/20/2037 (c)	750,000	718,425
		4,320,493

West Virginia - 1.24%
West Virginia Housing Development Fund
0.99%, 11/01/2012	1,000,000	999,430
1.10%, 05/01/2013	1,240,000	1,238,983
2.71%, 11/01/2017	1,520,000	1,516,170
2.81%, 05/01/2018	1,900,000	1,895,212
2.91%, 11/01/2018	1,500,000	1,496,220
3.12%, 05/01/2019	2,015,000	2,009,902
3.22%, 11/01/2019	2,415,000	2,408,890
3.32%, 05/01/2020	1,510,000	1,506,180
3.42%, 11/01/2020	740,000	738,128
		13,809,115

Wisconsin - 0.07%
Wisconsin Housing & Economic Development Authority
5.53%, 03/01/2038	830,000	830,042

TOTAL MUNICIPAL BONDS (Cost $165,845,193)		170,475,909

MISCELLANEOUS INVESTMENTS - 0.57%
Community Reinvestment Revenue Note - A3, 4.68%, 08/01/2035 (d)	345,000	321,597
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (d)	154,709	155,926
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	5,211,117	5,854,304
		6,331,827
TOTAL MISCELLANEOUS INVESTMENTS (Cost $5,792,850)		6,331,827

CERTIFICATES OF DEPOSIT - 0.02%
Self Help Credit Union
0.75%, 11/23/2011	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $250,000)		250,000

SHORT-TERM INVESTMENT - 4.68%
Money Market Fund - 4.68%
Fidelity Institutional Money Market Fund, 0.01% (e)	52,395,275	52,395,275
TOTAL SHORT-TERM INVESTMENT (Cost $52,395,275)		52,395,275

Total Investments (Cost $1,122,623,091) - 103.96%		1,163,497,107
Liabilities in Excess of Other Assets, Net - (3.96)%		(44,276,946)
NET ASSETS - 100.00%		$1,119,220,161

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2011 (unaudited)

Footnotes
The following information for the Fund is presented on an income tax basis as of August 31, 2011:

Cost of Investments	$1,122,623,091
Gross Unrealized Appreciation	42,298,103
Gross Unrealized Depreciation	(1,424,087)
Net Unrealized Appreciation	$40,874,016

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at August 31, 2011 is $25,893,623, which represents 2.31% of the net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of August 31, 2011.
(c)	Security is subject to Alternative Minimum Tax.
(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  At August 31, 2011, these securities amounted to $6,592,287, which represents 0.59% of total net assets.

(e)	The rate shown is the 7-day effective yield as of August 31, 2011

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most  recent semi-annual or annual financial statements.

FGLMC — Federal Home Loan Mortgage Corporation Gold 30-Year Fixed
FHA - Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
TBA — To Be Announced

The table below sets forth information about the level within the fair value hierarchy at with the Fund’s investments were measured at August 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$6,608,669	$—	$6,608,669
U.S. Government & Agency Obligations	—	901,541,804	25,893,623	927,435,427
Municipal Bonds	—	170,475,909	—	170,475,909
Miscellaneous Investments	—	6,331,827	—	6,331,827
Certificates of Deposit	—	250,000	—	250,000
Short-Term Investment	52,395,275	—	—	52,395,275
Total Investments in Securities	$52,395,275	$1,078,963,233	$25,893,623	$1,163,497,107

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3)
were used in determining value:

Investment in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2011	$42,377,825
Accrued discounts/premiums	(1,524)
Realized gain/(loss)	(3,699)
Change in unrealized appreciation/(depreciation)	(66,330)
Purchases	—
Sales	(16,412,649)
Net transfers in/(out) of Level 3	—
Ending balance as of August 31, 2011	$25,893,623
Change in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(16,484)

For the period ended August 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2011, there were no transfers between Level 2 and Level 3 assets and liabilities.

Item 2.	Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: October 24, 2011

By (Signature and Title)	/s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer
Date: October 24, 2011